Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001981662
Amendment Description	Amendment No. 1
Document Type	F-1/A
Entity Registrant Name	NEWGENIVF GROUP LIMITED
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	(212)
Local Phone Number	947-7200
Entity Address, State or Province	NY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Business Contact
Document Information Line Items
Contact Personnel Name	Wing Fung Alfred Siu
Entity Address, Address Line One	36/39-36/40, 13th Floor, PS Tower Sukhumvit 21 Road (Asoke)
Entity Address, Address Line Two	Khlong Toei Nuea Sub-district
Entity Address, Address Line Three	Watthana District
Entity Address, City or Town	Bangkok
Entity Address, Postal Zip Code	10110
Entity Address, Country	TH
City Area Code	+1 (212)
Local Phone Number	537-4406